Prepaid Expenses and Other Current Assets (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expenses And Other Current Assets [Abstract]
Long term prepaid insurance	$ 80,000	$ 95,000	$ 0